OTHER EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
OTHER EMPLOYEE BENEFIT PLANS	OTHER EMPLOYEE BENEFIT PLANS
Defined Contribution Plans

The Company sponsors a defined contribution plan offered to qualifying employees. Participants may annually contribute up to 75% of their compensation on a pre-tax, Roth, and/or after-tax basis. Pre-tax and Roth contributions are subject to IRS limitations. The Company matching contribution is 100% of employee contributions up to 6% of eligible compensation that a participant contributes to the Plan. Matching contributions are made in cash and invested in accordance with the participant’s investment election. The Company match is immediately vested and is allocated to the employee’s various 401(k) plan investment options in the same percentages as the employee’s own contributions. The Company recognized expense for contributions to the 401(k) plan of $75.5 million, $56.2 million, and $62.4 million during 2025, 2024 and 2023, respectively, within the Compensation and benefits line on the Consolidated Statements of Operations.

Defined Benefit Plans and Other Post Retirement Benefit Plans

The Company sponsors several supplemental executive retirement plans and other unfunded post-retirement benefit plans that provide health care to certain retired employees. These plans are frozen and therefore closed to new entrants; the have plans ceased accruing benefits. The Company recognizes the funded status of its defined benefit pension plan and other post-retirement benefit plans, measured as the difference between the fair value of the plan assets and the projected benefit obligation, within Other liabilities on the Consolidated Balance Sheets. The Company has accrued liabilities of $20.4 million and $22.0 million related to these plans at December 31, 2025 and 2024, respectively. The net unfunded status related to the actuarially-valued defined benefit pension plan and other post-retirement plans was $8.1 million and $9.3 million at December 31, 2025 and 2024, respectively.

The Company sponsored a defined benefit pension plan that was terminated in 2024. The remaining obligations were settled in 2025, resulting in a loss of $20.5 million.